EMPLOYEE BENEFITS (Tables)	12 Months Ended
Sep. 30, 2014
STOCK-BASED COMPENSATION
Summary of activity in the Company's restricted stock awards

	2014		2013		2012
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant-Date		Grant-Date		Grant-Date
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Nonvested at beginning of year	269,530	$7.31	365,170	$7.13	115,078	$6.89
Granted	30,596	10.23	42,221	8.72	298,727	7.05
Vested	(39,868)	7.61	(137,861)	7.27	(47,877)	6.02
Forfeited	(102,779)	7.32	—	—	(758)	6.59
Nonvested at end of year	157,479	$7.80	269,530	$7.31	365,170	$7.13

Summary of activity in the Company's stock option program

	2014				2013		2012
				Weighted
		Weighted		Average		Weighted		Weighted
		Average	Aggregate	Remaining		Average		Average
		Exercise	Intrinsic	Contractual		Exercise		Exercise
	Number	Price	Value	Life (years)	Number	Price	Number	Price
Outstanding at beginning of year	604,586	$11.26			629,936	$11.20	759,684	$10.56
Granted	—	—			17,500	8.39	—	—
Exercised	(21,900)	8.82			(23,400)	8.99	(84,456)	5.96
Expired	(9,875)	12.69			—	—	—	—
Forfeited	(20,651)	12.57			(19,450)	9.53	(45,292)	10.18
Outstanding at end of year	552,160	$11.28	$728,920	3.2	604,586	$11.26	629,936	$11.20

Exercisable at end of year	540,494	$11.34	$692,638	3.1	586,386	$11.35	578,387	$11.19

Summary of total stock-based compensation expense
	2014	2013	2012
Total expense	$(7,669)	$1,222,419	$1,179,683
Earnings per share:
Basic	—	$0.07	$0.07
Diluted	—	0.07	0.07

Schedule of average assumptions used for estimated fair value of stock options using Black-Scholes option pricing model
Risk-free interest rate	0.85%
Expected volatility	44.36%
Expected life in years	6.0
Dividend yield	5.02%
Expected forfeiture rate	5.30%